Document and Entity Information	0 Months Ended
Oct. 07, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 07, 2013
Registrant Name	PACIFIC GLOBAL FUND INC
Central Index Key	0000890206
Amendment Flag	false
Document Creation Date	Oct. 07, 2013
Document Effective Date	Oct. 07, 2013
Prospectus Date	May 01, 2013
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS A
Risk/Return:
Trading Symbol	PASMX
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS C
Risk/Return:
Trading Symbol	PGSCX
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS I
Risk/Return:
Trading Symbol	PGISX